Note 31	12 Months Ended
Dec. 31, 2025
Minority interests (non-controlling interests) [Abstract]
Disclosure of non-controlling interests [text block]	Minority interests (non-controlling interests)
The breakdown by groups of consolidated entities of the balance under the heading “Minority interests (non-controlling interests)” of total equity in the consolidated balance sheets is as follows:

MINORITY INTERESTS (NON-CONTROLLING INTERESTS). BREAKDOWN BY SUBGROUPS (MILLIONS OF EUROS)

	2025	2024	2023
Garanti BBVA	1,315	1,351	1,129
BBVA Peru	2,004	1,779	1,586
BBVA Argentina	729	843	544
BBVA Colombia	53	60	82
BBVA Venezuela	133	134	108
Other entities	206	191	115
Total	4,441	4,359	3,564
These amounts are broken down by groups of consolidated entities under the heading “Attributable to minority interests (non-controlling interests)” in the consolidated income statements:

PROFIT ATTRIBUTABLE TO MINORITY INTERESTS (NON-CONTROLLING INTERESTS). BREAKDOWN BY SUBGROUPS (MILLIONS OF EUROS)

	2025	2024	2023
Garanti BBVA	154	116	95
BBVA Peru	335	260	236
BBVA Argentina	70	105	59
BBVA Colombia	3	(1)	(16)
BBVA Venezuela	44	32	24
Other entities	9	9	(1)
Total	615	521	397
Dividends distributed to minority interests of the Group during the year 2025 related to: BBVA Peru Group €127 million, Garanti BBVA Group €88 million, BBVA Argentina Group €27 million and other Group entities €12 million.